INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories Abstract
Opening balance	R$ (98,730)	R$ (109,038)
Reversal of inventories with low turnover and obsolescence	3,621	10,308
Consolidation in the acquisition of companies	(1,384)
Closing balance	R$ (96,493)	R$ (98,730)